Investments in associates and joint ventures (Tables)	12 Months Ended
Mar. 31, 2021
Investments in associates and joint ventures.
Schedule of joint operations

		Country of	Percentage	Percentage
		incorporation or	shareholdings[1]	shareholdings[1]
Name of joint operation	Principal activity	registration	2021	2020
Cornerstone Telecommunications Infrastructure Limited	Network infrastructure	UK	50.0	50.0

Note:

1	Effective ownership percentages of Vodafone Group Plc rounded to the nearest tenth of one percent.

Schedule of joint ventures and associates

	2021	2020
	€m	€m
Investment in joint ventures	4,249	5,323
Investment in associates	421	508
31 March	4,670	5,831

Schedule of joint ventures

On 26 November 2020, the Group announced the completion of the merger between Indus Towers Limited and Bharti Infratel Limited. (together 'Indus Towers Limited'), an entity listed on the National Stock Exchange of India and the Bombay Stock Exchange. Vodafone holds a 28.1% shareholding in Indus Towers Limited, an associate of the Group and so is included in the associates section of this note. Prior to this transaction, Vodafone held a 42.0% shareholding in Indus Towers Limited, a joint venture of the Group up to the merger date.

		Country of	Percentage	Percentage
		incorporation or	shareholdings[1]	shareholdings[1]
Name of joint venture	Principal activity	registration	2021	2020
Vodafone Idea Limited[2]	Network operator	India	44.4	44.4
VodafoneZiggo Group Holding B.V.	Network operator	Netherlands	50.0	50.0
Infrastructture Wireless Italiane (INWIT) S.p.A.[3]	Network infrastructure	Italy	33.2	37.5
TPG Telecom Limited[4]	Network operator	Australia	25.1	50.0
Indus Towers Limited	Network infrastructure	India	0	42.0

Notes:

1	Effective ownership percentages of Vodafone Group Plc rounded to the nearest tenth of one percent.
2

At 31 March 2021 the fair value of the Group’s interest in Vodafone Idea Limited was INR 118 billion (€1,373 million) (2020: INR 40 billion (€476 million)) based on the quoted share price on the National Stock Exchange of India.

3	At 31 March 2021 the fair value of the Group’s interest in INWIT S.p.A.was €3,026 million (2020: €3,345 million) based on the quoted share price on the Milan Stock Exchange.
4

On 26 June 2020, Vodafone Hutchison Australia Pty Limited and TPG Telecom Limited completed their merger. The merged entity was admitted to the Australian Securities Exchange ('ASX') on 30 June 2020 and is known as TPG Telecom Limited. At 31 March 2021 the fair value of the Group's interest in TPG Telecom Limited was AUD 2,948 million (€1,911 million), based on the quoted share price on ASX.

Schedule of aggregated financial information for group's joint ventures

				(Loss)/profit from
	Investment in joint ventures			continuing operations[2]
	2021	2020	2021	2020	2019
	€m	€m	€m	€m	€m
Vodafone Idea Limited	0	—	0	(2,546)	(903)
VodafoneZiggo Group Holding B.V.	1,190	1,630	(232)	(64)	(239)
INWIT S.p.A.	2,920	3,345	3	—	—
TPG Telecom Limited[1]	104	(466)	98	(35)	(23)
Indus Towers Limited	0	766	0	19	55
Other	35	48	(15)	(125)	(14)
Total	4,249	5,323	(146)	(2,751)	(1,124)

Notes:

1Amounts presented reflect Vodafone Hutchison Australia Pty Limited results only until the date of the merger with TPG Telecom Limited on 26 June 2020, subsequent of which the combined results are presented.

2Total Other comprehensive (expense)/income is not materially different to (loss)/profit from continuing operations.

Schedule of financial information of each of Group's material equity accounted joint ventures

	INWIT S.p.A.			VodafoneZiggo Group Holding B.V.			TPG Telecom Limited
	2021	2020	2021	2020	2019	2021	2020	2019
	€m	€m	€m	€m	€m	€m	€m	€m
Income statement
Revenue	562	—	4,010	3,948	3,868	3,010	2,108	2,290
Operating expenses	(46)	—	(2,058)	(2,163)	(2,169)	(2,096)	(1,489)	(1,634)
Depreciation and amortisation	(398)	—	(1,658)	(1,528)	(2,012)	(769)	(508)	(494)
Other income	0	—	25	—	—	0	—	—
Operating profit/(loss)	118	—	319	257	(313)	145	111	162
Interest income	0	—	0	—	—	1	4	3
Interest expense	(101)	—	(658)	(343)	(602)	(201)	(256)	(240)
Profit/(loss) before tax	17	—	(339)	(86)	(915)	(55)	(141)	(75)
Income tax	(7)	—	(125)	(42)	437	495	—	—
Profit/(loss) from continuing operations[1]	10	—	(464)	(128)	(478)	440	(141)	(75)

	Vodafone Idea Limited
	2021	2020	2019
	€m	€m	€m
Income statement
Revenue	2,515	5,704	3,379
Operating expenses	(1,689)	(4,938)	(2,999)
Depreciation and amortisation	(1,255)	(2,426)	(1,364)
Other expense	(1,079)	(6,627)	(253)
Operating loss	(1,508)	(8,287)	(1,237)
Interest income	24	147	56
Interest expense	(870)	(1,740)	(817)
Loss before tax	(2,354)	(9,880)	(1,998)
Income tax	0	—	1
Loss from continuing operations[1]	(2,354)	(9,880)	(1,997)

Note:

1	Total Other comprehensive income/(expense) is not materially different to profit/(loss) from continuing operations.

	INWIT S.p.A.		VodafoneZiggo Group Holding B.V.		TPG Telecom Limited
	2021	2020	2021	2020	2021	2020
	€m	€m	€m	€m	€m	€m
Statement of financial position
Non-current assets	14,422	14,517	16,978	17,745	10,272	2,965
Current assets	256	288	911	752	679	767
Total assets	14,678	14,805	17,889	18,497	10,951	3,732
Equity shareholders’ funds	8,801	8,917	2,380	3,260	3,121	(2,047)
Non-current liabilities	5,536	4,907	13,025	12,974	6,884	5,146
Current liabilities	341	981	2,484	2,263	946	633
Cash and cash equivalents within current assets	120	40	330	116	268	196
Non-current liabilities excluding trade and other payables and provisions	5,314	4,684	12,466	12,550	6,825	5,137
Current liabilities excluding trade and other payables and provisions	185	218	1,154	1,108	83	124

	Vodafone Idea Limited[1]
	2021	2020
	€m	€m
Statement of financial position
Non-current assets	19,387	21,240
Current assets	2,548	3,235
Total assets	21,935	24,475
Equity shareholders’ funds	(5,615)	(3,475)
Non-current liabilities	21,749	15,835
Current liabilities	5,801	12,115
Cash and cash equivalents within current assets	200	320
Non-current liabilities excluding trade and other payables and provisions	14,992	15,790
Current liabilities excluding trade and other payables and provisions	2,917	2,979

Notes:

1Includes certain amounts subject to an adjustment mechanism agreed as part of the formation of Vodafone Idea Limited. See note 29 “Contingent liabilities and legal proceedings” for more detail.

Reconciliation of summarised financial information present to the carrying amount of our interest in joint ventures

	INWIT S.p.A.		VodafoneZiggo Group Holding B.V.			TPG Telecom Limited
	2021	2020	2021	2020	2019	2021	2020	2019
	€m	€m	€m	€m	€m	€m	€m	€m
Equity shareholders’ funds/(deficit)	8,801	8,917	2,380	3,260		3,121	(2,047)
Interest in joint ventures[1]	2,920	3,345	1,190	1,630		50	(1,024)
Impairment	0	—	0	—		0	—
Goodwill	0	—	0	—		54	94
Transferred to assets held for sale	0	—	0	—		0	412
Investment proportion not recognised	0	—	0	—		0	52
Carrying value	2,920	3,345	1,190	1,630		104	(466)

Profit/(loss) from continuing operations	10	—	(464)	(128)	(478)	440	(141)	(75)
Share of profit/(loss)[1]	3	—	(232)	(64)	(239)	98	(70)	(38)
Profit/(loss) proportion not recognised	0	—	0	—	—	0	35	15
Share of profit/(loss)	3	—	(232)	(64)	(239)	98	(35)	(23)

	Vodafone Idea Limited
	2021	2020	2019
	€m	€m	€m
Equity shareholders’ funds/(deficit)	(5,615)	(3,475)
Interest in joint ventures[1]	(2,493)	(1,543)
Impairment	(250)	(261)
Goodwill	0	—
Transferred to assets held for sale	0	—
Investment proportion not recognised	2,743	1,804
Carrying value	0	—
(Loss)/profit from continuing operations	(2,354)	(9,880)	(1,997)
Share of (loss)/profit[1]	(1,045)	(4,386)	(903)
(Loss)/profit proportion not recognised	1,045	1,840	—
Share of (loss)/profit	0	(2,546)	(903)

Note:

1The Group’s effective ownership percentages of Vodafone Idea Limited, VodafoneZiggo Group Holding B.V., Inwit S.p.A. and TPG Telecom Limited are 44.4%,  50.0%, 33.2% and 25.1% respectively, rounded to the nearest tenth of one percent.

Schedule expanded financial information in respect of Vodafone Idea Limited

	Vodafone Idea Limited
	2021	2020	2019
	€m	€m	€m
Equity shareholders’ funds/(deficit)	(5,615)	(3,475)
Interest in joint ventures[1]	(2,493)	(1,543)
Impairment	(250)	(261)
Goodwill	0	—
Transferred to assets held for sale	0	—
Investment proportion not recognised	2,743	1,804
Carrying value	0	—
(Loss)/profit from continuing operations	(2,354)	(9,880)	(1,997)
Share of (loss)/profit[1]	(1,045)	(4,386)	(903)
(Loss)/profit proportion not recognised	1,045	1,840	—
Share of (loss)/profit	0	(2,546)	(903)

Schedule of associates

Financial information for Indus Towers Limited, including comparative periods previously reported in the Joint Venture section of this note, is disclosed here following the completion of the merger described on page 158.

		Country of	Percentage	Percentage
		incorporation or	shareholding[1]	shareholding[1]
Name of associate	Principal activity	registration	2021	2020
Indus Towers Limited[2]	Network infrastructure	India	28.1	—
Safaricom Limited[3]	Network operator	Kenya	40.0	40.0

Notes:

1	Effective ownership percentages of Vodafone Group Plc rounded to the nearest tenth of one percent.
2	At 31 March 2021, the fair value of the Group’s interest in Indus Towers Limited was INR 186 billion (€2,161 million) based on the closing quoted share price on the National Stock Exchange of India.
3

At 31 March 2021, the fair value of the Group’s interest in Safaricom Limited was KES 580 billion (€4,513 million) (2020: KES 423 billion (€3,672 million)) based on the closing quoted share price on the Nairobi Stock Exchange. The Group also holds two non-voting shares.

Schedule of aggregated financial information for group's associates

	Investment in associates		Profit from continuing operations[1]
	2021	2020	2021	2020	2019
	€m	€m	€m	€m	€m
Safaricom Limited	421	488	217	247	214
Indus Towers Limited[1]	0	—	274	—	—
Other	0	20	(3)	(1)	2
Total	421	508	488	246	216

Note:

1	The Group’s interest in Indus Towers Limited was classified as held for sale at 31 March 2021. See note 7 “Discontinued operations and assets and liabilities held for sale”.

	Safaricom Limited			Indus Towers Limited
	2021	2020	2019	2021	2020	2019
	€m	€m	€m	€m	€m	€m
Income statement
Revenue	2,083	2,310	2,140	2,421	2,365	2,227
Operating expenses	(1,030)	(1,122)	(1,078)	(1,247)	(1,336)	(1,438)
Depreciation and amortisation	(299)	(295)	(301)	(477)	(268)	(305)
Other income/(expense)	0	—	—	412	(592)	—
Operating profit	754	893	761	1,109	169	484
Interest income	12	26	20	61	32	11
Interest expense	(27)	(18)	(1)	(194)	(196)	(79)
Profit before tax	739	901	780	976	5	416
Income tax	(197)	(282)	(245)	(168)	39	(238)
Profit from continuing operations and total comprehensive income	542	619	535	808	44	178

Statement of financial position
Non-current assets	1,333	1,398		5,271	2,448
Current assets	438	424		1,198	562
Total assets	1,771	1,822		6,469	3,010
Equity shareholders' funds	1,045	1,212		3,083	566
Non-current liabilities	131	119		1,936	1,327
Current liabilities	595	491		1,450	1,117
Cash and cash equivalents within current assets	208	234		230	16
Non-current liabilities excluding trade and other payables and provisions	93	101		1,656	1,095
Current liabilities excluding trade and other payables and provisions	149	99		906	658

The reconciliation of summarised financial information presented to the carrying amount of our interest in the associate is set out below.

	Safaricom Limited			Indus Towers Limited
	2021	2020	2019	2021	2020	2019
	€m	€m	€m	€m	€m	€m
Equity shareholders' funds	1,045	1,212		3,083	566
Interest in joint ventures	418	485		867	238
Impairment	0	—		0	—
Goodwill	3	3		342	528
Transferred to assets held for sale	0	—		(1,257)	—
Investment proportion not recognised	0	—		48	—
Carrying value	421	488		0	766

Profit from continuing operations	542	619	535	808	44	178
Share of profit	217	247	214	306	19	75
(Loss)/profit proportion not recognised	0	—	—	(32)	—	(20)
Share of (loss)/profit	217	247	214	274	19	55